Other current liabilities	9 Months Ended
Sep. 30, 2026
Other current liabilities [Abstract]
Other current liabilities
10.	Other current liabilities
Other current liabilities primarily represent accruals for operating expenses and employee tax payable and are expected to be settled within one year.